Employee Benefits - Summary of Plan Assets (Details)	Dec. 31, 2022	Dec. 31, 2021
TFI International pension plans
Disclosure of defined benefit plans [line items]
Equity securities	7.00%	6.00%
Debt securities	91.00%	89.00%
Other	2.00%	5.00%
TForce Freight pension plans
Disclosure of defined benefit plans [line items]
Equity securities	95.00%	48.00%
Debt securities	5.00%	52.00%